Semiannual Report

                 NEW YORK
                 TAX-FREE
                 FUNDS

                 AUGUST 31, 1999


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
New York Tax-Free Funds

 .    Strong U.S. economic growth and rising interest rates hurt the bond market over the past six months.

 .    The New York Tax-Free Money Fund outpaced its Lipper benchmark for both the
     6- and 12-month periods, while the New York Tax-Free Bond Fund posted negative returns, ahead of its benchmark for the year but behind it for six months.

 .    A longer maturity posture benefited the money fund relative to its peers, but longer duration trimmed results in the long-term fund.

 .    While rates could trend higher, municipal bonds continue to offer attractive after-tax yields at current levels.

UPDATES AVAILABLE

For updates on each fund following the end of every calendar quarter, please see our Web site at WWW.TROWEPRICE.COM.

FELLOW SHAREHOLDERS

The U.S. economy's above-average growth during the six months ended August 31 was good for consumers but not so good for bond investors. Interest rates rose throughout the period as investors worried about a buildup in inflationary pressures and the possibility -- which became an actuality -- of monetary tightening by the Federal Reserve. As a result, declines in taxable and municipal bond prices led to meager or negative returns on most longer-term bond funds for the period. The New York Tax-Free Bond Fund was not immune to this trend, while the New York Tax-Free Money Fund benefited from higher short-term rates.

                           [LINE GRAPH APPEARS HERE]

NEW YORK YIELD INDEXES

                New York Bond Index   New York Money Index

        8/31/98                5.13                      3
                               4.91                   3.35
                               5.13                   2.85

         30-Nov                5.12                    3.3
                               5.16                    3.8
                               5.06                    2.5

         28-Feb                5.16                   2.75
                               5.22                   2.85
                               5.26                    3.9

         31-May                5.36                    3.1
                               5.57                    3.3
                               5.66                    2.9

        8/31/99                5.85                   3.15

MARKET ENVIRONMENT

The U.S. economy continued its robust growth, driven by exuberant consumer spending. Although broad measures of inflation did not rise appreciably, tight labor markets, low unemployment, and a rebound in energy prices raised fears of a buildup in inflationary pressures. The fixed income markets reacted nervously to these developments and to the increased likelihood of action by the Federal Reserve. Indeed, as summer approached, Fed Chairman Alan Greenspan served clear warning that the central bank would act to preempt a rise in inflation. Actions soon followed words as the Fed raised key short-term interest rates on June 30 and again on August 24, pushing the federal funds target rate up a total of 50 basis points (one-half of a percentage point) to 5.25%.

-------------------------------------------
MARKET CHANGES SPELL HIGHER TAX-FREE YIELDS
--------------------------------------------------------------------------------

Structural changes are taking place in the fixed income markets resulting in higher tax-free yields for investors.

The chart below tracks the yield on 30-year, AAA general obligation municipal bonds as a percentage of long-term Treasury bond yields since 1981. Historically, the yield on these municipal bonds has averaged about 85% of the Treasury yield. This discount reflected both the tax benefit of municipals and uncertainty about future tax laws. Investors in the 31% federal tax bracket, for example, keep only 69% of their income from taxable bonds. Therefore, they would logically be attracted to high-quality municipal bonds offering 85% or more of the prevailing Treasury yield.

The sharp spike in municipal yields in 1986 reflects the tax reform debate, which posed a threat to municipal bonds' federal tax exemption. Accordingly, municipal bond yields reached parity with Treasury yields. However, when the Tax Reform Act of 1986 left the tax benefit intact, municipal bond prices rose sharply until yields had fallen to more normal levels.

Recently, different forces have been at work that go beyond the impact of 1998Os global financial crisis. At that time, shaky world markets prompted foreign investors (who have no need for U.S. tax-exempt bonds) to buy Treasuries, and Treasury yields plunged to near parity with municipals.

Since then, Treasury yields have returned to pre-crisis levels, but municipal yields are again unusually high at about 94% of Treasury yields. According to Mary Miller, director of the T. Rowe Price municipal bond department, the current relationship is "illogical from a tax standpoint" but unlikely to change soon.

For one thing, the supply of Treasury debt is shrinking due to the federal budget surplus, while outstanding municipal supply continues to grow. In addition, the supply of taxable bonds outside of Treasuries--including corporate, asset-backed and mortgage-backed bonds--has also risen, and this has created more competition in the market. As a result, even as tax-exempt yields have risen in relation to Treasury yields over the past two years, they have fallen in relation to the yields on other high-quality taxable bonds.

Over time, income makes up the vast majority of a bond investor's total return. Therefore, these developments have given investors the opportunity to earn higher-than-expected tax-free income with little or no sacrifice of credit quality.

[LINE GRAPH APPEARS HERE]

MUNICIPAL/TREASURY YIELD RATIO
--------------------------------------------------------------------------------
                Treasury Ratio  Treasury Average

                            79              84.5
                          78.4              84.5

'81                       83.2              84.5
                          81.6              84.5
                          86.6              84.5
                          86.3              84.5
                          93.3              84.5
                          88.4              84.5
                          87.6              84.5
                          89.2              84.5
                          88.3              84.5
                          86.3              84.5
                          86.6              84.5
                          84.8              84.5

'82                       82.1              84.5
                          85.5              84.5
                          86.3              84.5
                          91.9              84.5
                          86.5              84.5
                          84.1              84.5
                          81.9              84.5
                          83.7              84.5
                          81.4              84.5
                          84.9              84.5
                          81.9              84.5
                          78.8              84.5

'83                       78.4              84.5
                          80.1              84.5
                          79.7              84.5
                            81              84.5
                          78.7              84.5
                          78.3              84.5
                          77.6              84.5
                          76.1              84.5
                          75.5              84.5
                          76.5              84.5
                          76.3              84.5
                          75.9              84.5

'84                       77.6              84.5
                          80.4              84.5
                          85.1              84.5
                            84              84.5
                          83.7              84.5
                          79.3              84.5
                          79.2              84.5
                          80.4              84.5
                          79.4              84.5
                          80.1              84.5
                          80.4              84.5
                          82.5              84.5

'85                       84.5              84.5
                          87.2              84.5
                          83.7              84.5
                          83.4              84.5
                            88              84.5
                            81              84.5
                          81.5              84.5
                          89.4              84.5
                          93.1              84.5
                          97.3              84.5
                         100.9              84.5
                            97              84.5

'86                       93.1              84.5
                          89.5              84.5
                          87.3              84.5
                          87.8              84.5
                          87.6              84.5
                          85.6              84.5
                          86.4              84.5
                          86.1              84.5
                          90.8              84.5
                          89.2              84.5
                            90              84.5
                          85.5              84.5

'87                       83.6              84.5
                          86.3              84.5
                          89.2              84.5
                          86.3              84.5
                          84.6              84.5
                          86.2              84.5
                          88.3              84.5
                          88.1              84.5
                          83.4              84.5
                          83.7              84.5
                          85.9              84.5
                          82.5              84.5

'88                       81.7              84.5
                            83              84.5
                          81.9              84.5
                          82.2              84.5
                          82.3              84.5
                          79.9              84.5
                          81.2              84.5
                          83.1              84.5
                          81.3              84.5
                          81.4              84.5
                          85.3              84.5
                          85.9              84.5

'89                       85.4              84.5
                          87.4              84.5
                          90.4              84.5
                          87.5              84.5
                          85.9              84.5
                          83.5              84.5
                            82              84.5
                            83              84.5
                          81.8              84.5
                          81.6              84.5
                          84.5              84.5
                          82.7              84.5

'90                       80.7              84.5
                            81              84.5
                          80.9              84.5
                          82.2              84.5
                            85              84.5
                          83.5              84.5
                          83.7              84.5
                          84.3              84.5
                          83.2              84.5
                          82.3              84.5
                          82.7              84.5
                          82.2              84.5

'91                       83.2              84.5
                          84.6              84.5
                          82.9              84.5
                          83.2              84.5
                          86.6              84.5
                          84.5              84.5
                          83.5              84.5
                          82.9              84.5
                          80.9              84.5
                          81.7              84.5
                          80.4              84.5
                          79.1              84.5

'92                       82.4              84.5
                            84              84.5
                          84.7              84.5
                          81.7              84.5
                          82.5              84.5
                          83.4              84.5
                          79.8              84.5
                          83.8              84.5
                          81.5              84.5
                          81.7              84.5
                          81.7              84.5
                          83.8              84.5

'93                         87              84.5
                          86.3              84.5
                          87.1              84.5
                          85.7              84.5
                            82              84.5
                          83.4              84.5
                          84.1              84.5
                          86.8              84.5
                          84.1              84.5
                          81.5              84.5
                          82.8              84.5
                          81.9              84.5

'94                       81.9              84.5
                          81.3              84.5
                          81.7              84.5
                          84.4              84.5
                          83.8              84.5
                          80.5              84.5
                            80              84.5
                          80.1              84.5
                          81.8              84.5
                          84.8              84.5
                          89.1              84.5
                            86              84.5

'95                       87.9              84.5
                          89.5              84.5
                          88.5              84.5
                          87.2              84.5
                          87.5              84.5
                          87.1              84.5
                          84.4              84.5
                          85.6              84.5
                          84.1              84.5
                          84.4              84.5
                          83.4              84.5
                          81.8              84.5

'96                       80.9              84.5
                          80.1              84.5
                          82.8              84.5
                          84.2              84.5
                          82.2              84.5
                          81.8              84.5
                          80.9              84.5
                            81              84.5
                          80.7              84.5
                          79.6              84.5
                          80.4              84.5
                          81.8              84.5

'97                         81              84.5
                            82              84.5
                            85              84.5
                          85.7              84.5
                          84.8              84.5
                          86.2              84.5
                          85.8              84.5
                          86.5              84.5
                          87.4              84.5
                          87.1              84.5
                          89.7              84.5
                          89.2              84.5

'98                       93.8              84.5
                          97.3              84.5
                          95.6              84.5
                          96.3              84.5
                          97.4              84.5
                          95.5              84.5
                          89.5              84.5
                          89.7              84.5
                          89.8              84.5
                          88.5              84.5
                          89.2              84.5
                          88.5              84.5

Aug-99                    92.3              84.5

With these moves the Fed effectively rescinded two of its three rate reductions last fall, when it had moved swiftly to ease a global financial crisis. Signs of recovery in many Asian and Latin American nations most affected by that crisis helped push the U.S. dollar lower and interest rates higher.

Interest rates rose across all maturities, with the bellwether 30-year Treasury bond rising from near 5% at the beginning of the year to over 6% for the first time since mid-1998. Short-term yields rose a bit more than intermediate and long-term bond yields over the period, creating a flatter yield curve -- a typical occurrence when the Fed is actively raising short-term rates. Municipal market interest rates also rose throughout the period, as shown in the chart. Municipals were helped by strong seasonal demand in July through the reinvestment of proceeds from maturing bonds and other cashflows. Thus, for much of the past six months, overall returns on municipals compared favorably with their taxable counterparts, although both were modest at best.

In August, however, this trend reversed. A heavy supply of corporate bonds in the market pushed up their yields and attracted "crossover" institutional buyers -- those who buy either corporate or municipal bonds depending on their after-tax yields. The drop in demand for municipals from these institutional investors (some of whom also sold municipals from their portfolios), combined with a reluctance by dealers to add to their bond inventories, created a weak market tone. After outperforming taxable bonds through July, municipals lost ground in August, and their performance fell more in line with taxable securities for the entire six-month period.

 ...NEW YORK CONTINUED TO ENJOY SOLID OVERALL FISCAL HEALTH...

On a regional level, the State of New York continued to enjoy solid overall fiscal health, as witnessed by the lack of short-term borrowing by New York issuers. New York State was once a mainstay of the short-term municipal note market and has not found it necessary to issue notes since 1993. Similarly, the City of New York has substantially reduced its annual borrowing in recent years. Last year's $500 million debt issuance was about one-fourth of its level in recent years, and so far in 1999 it is not yet certain whether the city will market an offering of Revenue Anticipation Notes.

The state's economy continued to expand, although there are some signs of recent slowing. Most major employment sectors recorded job gains, with most of the growth taking place in the downstate areas. However, upstate economic performance remained less than robust and New York City, the engine of the state's economy, has been showing some signs of a slight slowdown. The economies of both the city and the state rely heavily on the financial and business services industries, so the level of activity in these areas is critical to future growth.

NEW YORK TAX-FREE MONEY FUND

----------------------
PERFORMANCE COMPARISON
----------------------

Periods Ended 8/31/99            6 Months  12 Months
----------------------------------------------------
New York Tax-Free
Money Fund                          1.29%      2.62%
----------------------------------------------------
Lipper New York Tax-Exempt
Money Market Funds Average          1.27       2.56
----------------------------------------------------

The fund's results were ahead of its Lipper peer group average for both the 6- and 12-month periods ended August 31, 1999. During the past six months, short-term tax-exempt yields moved higher as the Federal Reserve lifted the federal funds rate twice, as mentioned. On August 31 yields in the 30- to 90-day range were 50 basis points higher than six months earlier while 6- and 12-month rates were up 75 basis points. Additionally, later in the reporting period the short-term tax-exempt yield curve grew noticeably steeper as one-year securities yielded 65 basis points more than one- to seven-day maturities. This contrasted with a difference of 15 basis points on February 28.

We took advantage of these changes by maintaining a longer-than-average weighted average maturity (WAM) throughout the period. On February 28, WAM was 50 days compared with 39 days for the peer group average. As we approached summer, we allowed our average maturity to drift down closer to the average, and by the end of May maturity was neutral vis-a-vis our competitors. This more neutral posture coincided well with the beginning of the increase in new note issuance that usually occurs in the summer and with the Fed's rate hikes. On August 31, the fund's WAM of 59 days was seven days longer than the peer group average.

Growth in money market fund assets has slowed markedly so far in 1999. Tax-exempt funds, which total $192.8 billion, increased by only 2.7%, the lowest rate of increase in six years. Total assets in New York funds overall are modestly lower than six months ago. However, this slow growth in demand for short-term municipals has been well balanced by manageable supply.

NEW YORK TAX-FREE BOND FUND

----------------------
PERFORMANCE COMPARISON
----------------------

Periods Ended 8/31/99          6 Months    12 Months
----------------------------------------------------
New York Tax-Free
Bond Fund                        -3.87%       -1.61%
----------------------------------------------------
Lipper New York Municipal
Debt Funds Average               -3.49        -1.64
----------------------------------------------------

Against a backdrop of sharply rising interest rates during the past six months, municipal tax-exempt bonds fared poorly along with longer-term taxable securities. Your fund posted negative returns for the 6- and 12-month periods and trailed the average return for the Lipper universe of competing funds during the past six months, but slightly surpassed it over 12 months. Dividends per share of $0.26 and $0.53, respectively, for the 6- and 12-month periods failed to overcome the decline in net asset value.

The fund's relatively weak results were due to our longer duration and exposure to higher-quality bonds, which were more adversely affected by rising rates than lower-rated securities. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of eight years would fall or rise about 8% in price in response to a one-percentage-point rise or fall in interest rates.) At the end of August, the fund's duration stood at 9.3 years, up from 8.0 years at the end of February. The fund's weighted average credit quality was A+, based on our in-house rating system. Much of the extension in duration was a result of various bonds in the portfolio trading to their maturities as rates rose rather than to their shorter call dates. Bonds that trade to the longer maturity dates are more sensitive to fluctuations in interest rates; with rates rising during the past six months, their loss of principal value was greater.

We have begun to establish positions in bonds maturing in 15 to 20 years to take advantage of the current high yields. In addition, we have added to bonds with slightly lower ratings to bolster the fund's dividend yield, which stood at 4.98% at the end of August. Our comprehensive in-house research enables us to identify lower-rated bonds with good prospects. We also increased the portfolio's allocation to dedicated tax-backed bonds. We believe these steps will position the fund well for the remainder of its fiscal year.

OUTLOOK

Interest rates could move higher in coming months because of persistent strength in the domestic economy and recovery overseas. The Fed is keeping a close eye on inflationary pressures, particularly in the labor markets, and could tighten another 25 basis points if it intends to move the federal funds rate back to its level of a year ago. However, the Fed is also interested in maintaining a liquid and orderly market as we approach the end of the year and the transition to 2000, which could serve to moderate future rate increases. At the same time, it is important to recognize that the increase in rates so far this year could be enough to slow certain sectors of the economy. At present, we are focusing on the higher yields available in the marketplace and on the current appeal of tax-free municipal bonds relative to taxable securities.

In New York, despite reduced borrowing in recent years, the overall level of public debt remains high. High debt combined with relatively low reserves could leave the state vulnerable to a slowdown in economic growth. However, on a positive note, New York's recent budget plan called for a modest pay-as-you-go capital funding mechanism, which should restrain future borrowing and bolster the creditworthiness of New York State securities.


Respectfully submitted,

/s/ Patrice L. Berchtenbreiter

Patrice L. Berchtenbreiter
Chairman of the Investment Advisory Committee
New York Tax-Free Money Fund

/s/ William F. Snider

William F. Snider
Chairman of the Investment Advisory Committee
New York Tax-Free Bond Fund

September 24, 1999

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

KEY STATISTICS

                                            2/28/99                      8/31/99

New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Price Per Share                              $1.00                        $1.00
--------------------------------------------------------------------------------

Dividends Per Share
--------------------------------------------------------------------------------
    For 6 months                             0.013                        0.013
    ----------------------------------------------------------------------------
    For 12 months                            0.028                        0.026
    ----------------------------------------------------------------------------

Dividend Yield (7-Day Compound) *             2.37%                        2.65%
--------------------------------------------------------------------------------

Weighted Average Maturity (days)                50                           59
--------------------------------------------------------------------------------

Weighted Average Quality **             First Tier                   First Tier
--------------------------------------------------------------------------------

New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

Price Per Share                             $11.23                       $10.53
--------------------------------------------------------------------------------

Dividends Per Share
--------------------------------------------------------------------------------
    For 6 months                              0.26                         0.26
    ----------------------------------------------------------------------------
    For 12 months                             0.53                         0.53
    ----------------------------------------------------------------------------

Dividend Yield *
--------------------------------------------------------------------------------
    For 6 months                              4.78%                        4.98%
    ----------------------------------------------------------------------------
    For 12 months                             4.88                         5.10
    ----------------------------------------------------------------------------

30-Day Standardized Yield                     4.15                         4.94
--------------------------------------------------------------------------------

Weighted Average Maturity (years)             19.9                         18.7
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)    8.0                          9.3
--------------------------------------------------------------------------------

Weighted Average Quality ***                    A+                           A+
--------------------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

***  Based on T. Rowe Price research.

T. ROWE PRICE NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------

SECTOR DIVERSIFICATION

                                             Percent of               Percent of
                                             Net Assets               Net Assets
                                                2/28/99                  8/31/99

New York Tax-Free Money Fund
--------------------------------------------------------------------------------

Miscellaneous Revenue                               12%                      13%
--------------------------------------------------------------------------------
Housing Finance Revenue                             10                       12
--------------------------------------------------------------------------------
Prerefunded Bonds                                    7                       12
--------------------------------------------------------------------------------
Dedicated Tax Revenue                               15                       11
--------------------------------------------------------------------------------
Nuclear Revenue                                      5                       10
--------------------------------------------------------------------------------
General Obligation - Local                          14                        8
--------------------------------------------------------------------------------
Water and Sewer Revenue                              6                        8
--------------------------------------------------------------------------------
Hospital Revenue                                     5                        8
--------------------------------------------------------------------------------
Educational Revenue                                  7                        7
--------------------------------------------------------------------------------
Electric Revenue                                     5                        4
--------------------------------------------------------------------------------
Industrial and Pollution Control Revenue             6                        3
--------------------------------------------------------------------------------
General Obligation - State                           2                        2
--------------------------------------------------------------------------------
All Other                                           11                        3
--------------------------------------------------------------------------------
Other Assets Less Liabilities                      - 5                      - 1
--------------------------------------------------------------------------------
Total                                              100%                     100%


New York Tax-Free Bond Fund
--------------------------------------------------------------------------------

Dedicated Tax Revenue                               11%                      16%
--------------------------------------------------------------------------------
Lease Revenue                                       11                       11
--------------------------------------------------------------------------------
General Obligation - Local                          12                       10
--------------------------------------------------------------------------------
Hospital Revenue                                     6                       10
--------------------------------------------------------------------------------
Water and Sewer Revenue                              7                        7
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                   7                        7
--------------------------------------------------------------------------------
Educational Revenue                                  8                        7
--------------------------------------------------------------------------------
Housing Finance Revenue                              5                        6
--------------------------------------------------------------------------------
Ground Transportation Revenue                        7                        5
--------------------------------------------------------------------------------
Prerefunded Bonds                                    5                        4
--------------------------------------------------------------------------------
Nuclear Revenue                                      5                        4
--------------------------------------------------------------------------------
Miscellaneous Revenue                                4                        3
--------------------------------------------------------------------------------
Industrial and Pollution Control Revenue             3                        3
--------------------------------------------------------------------------------
Electric Revenue                                     3                        3
--------------------------------------------------------------------------------
All Other                                            6                        3
--------------------------------------------------------------------------------
Other Assets Less Liabilities                       --                        1
--------------------------------------------------------------------------------
Total                                              100%                     100%

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from the fund returns as well as mutual fund averages and indexes.

NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Lipper New York               New York
                 Tax-Exempt Money              Tax-Free
               Market Funds Average           Money Fund

    Aug-89           10,000                     10,000
    Aug-90           10,525                     10,497
    Aug-91           10,982                     10,937
    Aug-92           11,307                     11,255
    Aug-93           11,522                     11,474
    Aug-94           11,743                     11,699
    Aug-95           12,108                     12,068
    Aug-96           12,467                     12,431
    Aug-97           12,838                     12,809
    Aug-98           13,221                     13,198
    Aug-99           13,555                     13,543

NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                    Lipper New York
              Lehman Municipal      Municipal Debt      New York Tax-
                 Bond Index         Funds Average      Free Bond Fund

    Aug-90         10,642              10,457              10,422
    Aug-91         11,897              11,662              11,576
    Aug-92         13,225              13,106              13,024
    Aug-93         14,838              14,815              14,758
    Aug-94         14,859              14,616              14,675
    Aug-95         16,176              15,560              15,802
    Aug-96         17,024              16,268              16,674
    Aug-97         18,598              17,757              18,169
    Aug-98         20,207              19,286              19,859
    Aug-99         20,307              18,996              19,539

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 8/31/99               1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------
New York Tax-Free Money Fund         2.62%     2.90%     2.97%      3.08%
-------------------------------------------------------------------------
New York Tax-Free Bond Fund         -1.61      5.43      5.89       6.93
-------------------------------------------------------------------------

Investment return represents past performance and will vary. Shares of the bond fund may be worth more or less at redemption than at original purchase. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

T. ROWE PRICE NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                               6 Months           Year
                                  Ended          Ended
                                8/31/99        2/28/99            2/28/98            2/28/97            2/29/96             2/28/95
NET ASSET VALUE
Beginning of period          $    1.000     $    1.000    $         1.000    $         1.000    $         1.000     $        1.000

Investment activities
 Net investment income            0.013*         0.028*             0.031*             0.029*             0.032*             0.025*

Distributions
 Net investment income           (0.013)        (0.028)            (0.031)            (0.029)            (0.032)            (0.025)
                             ------------------------------------------------------------------------------------------------------

NET ASSET VALUE
End of period                $    1.000     $    1.000    $         1.000    $         1.000    $         1.000     $        1.000
                             ------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Total return**                    1.29%*         2.81%*             3.11%*             2.91%*             3.26%*             2.49%*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.55%*+        0.55%*             0.55%*             0.55%*             0.55%*             0.55%*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                        2.55%*+        2.77%*             3.07%*             2.86%*             3.21%*             2.48%*
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $  107,086     $  106,199    $        95,333    $        82,729    $        71,040     $       66,154
-----------------------------------------------------------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/01.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   6 Months            Year
                                      Ended           Ended
                                    8/31/99         2/28/99        2/28/98        2/28/97         2/29/96         2/28/95

NET ASSET VALUE
Beginning of period         $        11.23  $        11.26  $       10.80   $      10.85     $     10.37    $      10.98
                            -----------------------------------------------------------------------------------------------
Investment activities
 Net investment income                0.26            0.53           0.57           0.57*           0.58*           0.58*
 Net realized and
 unrealized gain (loss)              (0.69)           0.13           0.46          (0.05)           0.48           (0.53)
                            -----------------------------------------------------------------------------------------------
 Total from
 investment activities               (0.43)           0.66           1.03           0.52            1.06            0.05
                            -----------------------------------------------------------------------------------------------
Distributions
    Net investment income            (0.26)          (0.53)         (0.57)         (0.57)          (0.58)          (0.58)
 Net realized gain                   (0.01)          (0.16)            --             --              --           (0.08)
                            -----------------------------------------------------------------------------------------------

 Total distributions                 (0.27)          (0.69)         (0.57)         (0.57)          (0.58)          (0.66)
                            -----------------------------------------------------------------------------------------------
NET ASSET VALUE
End of period               $        10.53  $        11.23  $       11.26   $      10.80     $     10.85    $      10.37
                            -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return**                       (3.87)%          6.08%          9.75%          5.02%*         10.44%*          0.74%*
                            -----------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                    0.58%+          0.59%          0.61%          0.65%*          0.65%*          0.60%*
                            -----------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                            4.75%+          4.77%          5.16%          5.35%*          5.42%*          5.71%*
                            -----------------------------------------------------------------------------------------------
Portfolio turnover rate               77.5%+          55.4%          55.0%          96.9%          116.0%          134.3%
                            -----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $   208,813 $      216,010  $    177,393    $   144,532      $   134,933    $    117,847
                            -----------------------------------------------------------------------------------------------

** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.60% voluntary expense limitation in effect through 2/28/95 and a 0.65% voluntary expense limitation in effect 3/1/95 through 2/28/97.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1999


-----------------------
STATEMENT OF NET ASSETS                                                   Par     Value
-----------------------------------------------------------------------------------------
                                                                          In thousands
   NEW YORK 98.7%
   Albany County, 7.00%, 10/1/00 (Prerefunded 10/1/99+)
          (FGIC Insured)                                               $  600    $  620
   --------------------------------------------------------------------------------------
   Dormitory Auth. of the State of New York
       City Univ. System
          7.50%, 7/1/20 (FGIC Insured)
          (Prerefunded 7/1/00+)                                         2,000     2,101
          -------------------------------------------------------------------------------
          7.875%, 7/1/17 (Prerefunded 7/1/00+)                            300       321
          -------------------------------------------------------------------------------
       Cornell Univ.,
          VRDN (Currently 2.95%)                                        2,500     2,500
          -------------------------------------------------------------------------------
          TECP, 3.40%, 10/12/99                                         1,000     1,000
          -------------------------------------------------------------------------------
       Manhattanville College
          7.50%, 7/1/22 (MBIA Insured)
          (Prerefunded 7/1/00+)                                           500       526
          -------------------------------------------------------------------------------
       Memorial Sloan Kettering Cancer Center
          VRDN (Currently 2.95%)                                        5,400     5,400
          -------------------------------------------------------------------------------
        Metropolitan Museum of Art
          VRDN (Currently 3.10%)                                          605       605
          -------------------------------------------------------------------------------
       Oxford Univ. Press, VRDN (Currently 2.95%)                       5,120     5,120
       ----------------------------------------------------------------------------------
       State Univ
          6.60%, 11/1/99                                                  300       302
          -------------------------------------------------------------------------------
          7.25%, 5/15/04 (Prerefunded 5/15/00+)                           830       869
          -------------------------------------------------------------------------------
          7.375%, 5/15/14 (Prerefunded 5/15/00+)                          245       256
          -------------------------------------------------------------------------------
          7.70%, 5/15/12 (Prerefunded 5/15/00+)                         2,470     2,594
   --------------------------------------------------------------------------------------
   Erie County Water Auth
          VRDN (Currently 3.10%) (AMBAC Insured)                        3,750     3,750
   --------------------------------------------------------------------------------------
   Great Neck Water Auth
          VRDN (Currently 3.20%) (FGIC Insured)                           525       525
   --------------------------------------------------------------------------------------
   Lawrence County IDA, ALCOA, VRDN (Currently 3.25%) *                 3,300     3,300
   --------------------------------------------------------------------------------------
   Manhasset Union Free School Dist., GO, TAN, 4.00%, 6/29/00           1,000     1,004
   --------------------------------------------------------------------------------------
   Metropolitan Transportation Auth
          TECP, 3.40%, 2/14/00                                          1,000     1,000
          -------------------------------------------------------------------------------
       Transit Fac., 7.50%, 7/1/19 (Prerefunded 7/1/00+)                  100       105
   --------------------------------------------------------------------------------------
   Municipal Assistance Corp. of New York City
          VRDN (Currently 3.32%)                                        2,300     2,300
   --------------------------------------------------------------------------------------
   Nassau County IDA, Cold Spring Harbor Laboratory
          VRDN (Currently 2.90%)                                        2,300     2,300
   --------------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

     New York City, GO
            VRDN (Currently 2.85%)                              $  200    $  200
            --------------------------------------------------------------------
            VRDN (Currently 3.50%)                                 600       600
            --------------------------------------------------------------------
            VRDN (Currently 3.50%) (FGIC Insured)                1,150     1,150
            --------------------------------------------------------------------
            7.00%, 10/1/16 (Prerefunded 10/1/99+)                   30        30
            --------------------------------------------------------------------
            7.20%, 2/1/00 (Escrowed to Maturity)                    30        31
            --------------------------------------------------------------------
            7.25%, 3/15/18 (Prerefunded 3/15/00+)                  320       404
            --------------------------------------------------------------------
            7.25%, 3/15/20 (Prerefunded 3/15/00+)                2,000     2,000
            --------------------------------------------------------------------
            7.40%, 10/1/99 (Escrowed to Maturity)                  350       351
            --------------------------------------------------------------------
            7.50%, 10/1/13 (Prerefunded 10/1/99+)                  290       295
            --------------------------------------------------------------------
            7.75%, 3/15/04 (Prerefunded 3/15/00+)                  500       518
     ---------------------------------------------------------------------------
     New York City Housing Dev.
            VRDN (Currently 3.00%) (FNMA Guaranteed)             1,000     1,000
            --------------------------------------------------------------------
         Brittany Dev., VRDN (Currently 3.25%) *                 5,000     5,000
         -----------------------------------------------------------------------
         Multifamily Rental Housing, Columbus Green
            VRDN (Currently 3.00%) (FNMA Guaranteed)               300       300
            --------------------------------------------------------------------
         Tribeca Tower, VRDN (Currently 3.05%) *                 4,000     4,000
     ---------------------------------------------------------------------------
     New York City IDA, American Civil Liberties Fac
            VRDN (Currently 3.10%)                                 917       917
     ---------------------------------------------------------------------------
     New York City Municipal Water Fin. Auth
            VRDN (Currently 2.70%) (FGIC Insured)                  200       200
            --------------------------------------------------------------------
         Water and Sewer
            VRDN (Currently 3.10%) (FGIC Insured)                3,900     3,900
     ---------------------------------------------------------------------------
     New York City Transitional Fin. Auth
            VRDN (Currently 2.70%)                                 600       600
            --------------------------------------------------------------------
            VRDN (Currently 3.15%)                               3,100     3,100
            --------------------------------------------------------------------
         Future Tax
            VRDN (Currently 3.25%)                               1,000     1,000
            --------------------------------------------------------------------
            4.00%, 11/15/99                                        300       300
     ---------------------------------------------------------------------------
     New York City Trust for Cultural Resources
         American Museum of National History
            VRDN (Currently 3.10%) (MBIA Insured)                1,300     1,300
            --------------------------------------------------------------------
            VRDN (Currently 3.70%) (AMBAC Insured)               4,000     4,000
     ---------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                                                                  Par     Value
--------------------------------------------------------------------------------
                                                                  In thousands


    New York State, GO, TECP, 3.00%, 12/1/99                   $2,000    $2,000
    ----------------------------------------------------------------------------
    New York State Energy Research and Dev. Auth
           VRDN (Currently 3.15%)                               5,000     5,000
           ---------------------------------------------------------------------
        Orange and Rockland Utilities
           VRDN (Currently 3.10%) (FGIC Insured)                3,600     3,600
    ----------------------------------------------------------------------------
    New York State Environmental Fac., PCR
        State Water Revolving Fund
           GO, 5.70%, 9/15/99                                     200       200
           ---------------------------------------------------------------------
           5.60%, 11/15/99                                        200       201
           ---------------------------------------------------------------------
           6.70%, 6/15/00                                         100       103
    ----------------------------------------------------------------------------
    New York State Housing Fin. Agency
        East 94th Street Housing
           VRDN (Currently 3.25%) *                             2,900     2,900
           ---------------------------------------------------------------------
           6.00%, 11/1/99 (Escrowed to Maturity)                   30        30
           ---------------------------------------------------------------------
        New York State Local Gov't. Assistance
           VRDN (Currently 3.05%)                               2,500     2,500
           ---------------------------------------------------------------------
           VRDN (Currently 3.10%)                               2,200     2,200
    ----------------------------------------------------------------------------
    New York State Medical Care Fac.,
        Mental Health Services
           7.45%, 8/15/10 (Prerefunded 2/15/00+)                  220       229
           ---------------------------------------------------------------------
           7.75%, 2/15/20 (Prerefunded 2/15/00+)                  660       686
           ---------------------------------------------------------------------
           7.75%, 2/15/29 (MBIA Insured)
           (Prerefunded 2/15/00+)                               1,000     1,041
           ---------------------------------------------------------------------
           8.00%, 5/1/00 (Escrowed to Maturity)                   100       103
    ----------------------------------------------------------------------------
    New York State Power Auth
           VRDN (Currently 2.90%)                               6,000     6,000
    ----------------------------------------------------------------------------
    New York State Urban Dev.
           7.30%, 4/1/00 (Escrowed to Maturity)                    50        51
    ----------------------------------------------------------------------------
    Port Auth. of New York and New Jersey
           VRDN (Currently 2.75%) *                               100       100
           ---------------------------------------------------------------------
           VRDN (Currently 2.90%)                                 200       200
           ---------------------------------------------------------------------
        Versatile Structures, VRDN (Currently 2.60%)            1,000     1,000
    ----------------------------------------------------------------------------
    Roslyn Union Free School Dist., GO, TAN, 4.00%, 6/29/00     1,000     1,004
    ----------------------------------------------------------------------------
    Smithtown Central School Dist., GO, TAN, 3.80%, 6/26/00     2,100     2,106
    ----------------------------------------------------------------------------
    Syracuse IDA, Syracuse Univ., VRDN (Currently 2.95%)        4,200     4,200
    ----------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                            Par      Value
----------------------------------------------------------------------------
                                                            In thousands

 Westchester County, GO
        7.00%, 12/1/99                                 $    500   $    505
        --------------------------------------------------------------------
     TAN, 2.83%, 12/30/99                                 2,000      2,000
 ---------------------------------------------------------------------------
 Total New York (Cost $105,653)                                    105,653
                                                                  ----------

 ILLINOIS 1.1%

 Illinois Health Fac. Auth., Resurrection Health Care
        VRDN (Currently 3.05%), (FGIC Insured)            1,200      1,200
 ---------------------------------------------------------------------------
 Total Illinois (Cost $1,200)                                        1,200
                                                                  ----------

 VIRGINIA 1.6%

 Roanoke IDA, Roanoke Memorial Hosp
     Carilion Health System VRDN (Currently 3.00%)        1,700      1,700
 ---------------------------------------------------------------------------
 Total Virginia (Cost $1,700)                                        1,700
                                                                  ----------

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                                                                              Value
-----------------------------------------------------------------------------------
                                                                       In thousands
Total Investments in Securities

101.4% of Net Assets (Cost  $108,553)                                  $    108,553

Other Assets Less Liabilities                                                (1,467)
                                                                       ------------

NET ASSETS                                                             $    107,086
                                                                       ------------
Net Assets Consist of:

Accumulated net investment income - net of distributions               $          3

Accumulated net realized gain/loss - net of distributions                        (2)

Paid-in-capital applicable to 107,088,493 no par value shares of
beneficial interest outstanding; unlimited number of shares authorized      107,085
                                                                       ------------

NET ASSETS                                                             $    107,086
                                                                       ------------

NET ASSET VALUE PER SHARE                                              $       1.00
                                                                       ------------

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
 FGIC  Financial Guaranty Insurance Company
 FNMA  Federal National Mortgage Association
   GO  General Obligation
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  TAN  Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1999


STATEMENT OF NET ASSETS                                                            Par                  Value
---------------------------------------------------------------------------------------------------------------
                                                                                         In thousands
      NEW YORK 94.5%

      Albany County Airport Auth.
             5.50%, 12/15/19 (FSA Insured) *                                 $   2,000              $   1,945
      ---------------------------------------------------------------------------------------------------------
      Allegany County IDA, GO
          Hougton College Civic Fac
             5.00%, 1/15/10                                                        495                    467
             --------------------------------------------------------------------------------------------------
             5.00%, 1/15/11                                                        520                    486
             --------------------------------------------------------------------------------------------------
             5.25%, 1/15/18                                                        400                    371
      ---------------------------------------------------------------------------------------------------------
      Battery Park City Auth., 5.50%, 11/1/29 (AMBAC Insured)                    2,320                  2,260
      ---------------------------------------------------------------------------------------------------------
      Buffalo, GO, General Improvement
             5.125%, 2/1/14 (AMBAC Insured)                                      1,500                  1,460
      ---------------------------------------------------------------------------------------------------------
      Dormitory Auth. of the State of New York
          City Univ., 5.75%, 7/1/11 (AMBAC Insured)                              2,000                  2,102
          -----------------------------------------------------------------------------------------------------
          Columbia Univ., 5.00%, 7/1/18                                          1,000                    941
          -----------------------------------------------------------------------------------------------------
          Maimonides Medical Center
             5.75%, 8/1/35 (MBIA Insured)                                        1,500                  1,475
             --------------------------------------------------------------------------------------------------
          Memorial Sloan Kettering Cancer Center
             VRDN (Currently 2.95%)                                                200                    200
             --------------------------------------------------------------------------------------------------
          Mental Health Services Fac., 5.75%, 8/15/22                            2,500                  2,475
          -----------------------------------------------------------------------------------------------------
          New York Hosp. Medical Center
             5.55%, 8/15/29 (AMBAC Insured)                                      2,000                  1,954
             --------------------------------------------------------------------------------------------------
          New York Medical College
             5.25%, 7/1/12 (MBIA Insured)                                        2,110                  2,090
             --------------------------------------------------------------------------------------------------
          North Shore Health System
             5.50%, 11/1/13 (MBIA Insured)                                       3,010                  3,051
             --------------------------------------------------------------------------------------------------
             5.50%, 11/1/14 (MBIA Insured)                                       1,500                  1,517
             --------------------------------------------------------------------------------------------------
          Nyack Hosp., 6.00%, 7/1/06                                             2,000                  2,040
          -----------------------------------------------------------------------------------------------------
          Presbyterian Hosp., 4.75%, 8/1/27 (FHA Guaranteed)                     4,750                  4,058
          -----------------------------------------------------------------------------------------------------
          Rockefeller Univ.
             6.75%, 7/1/11 (Prerefunded 7/1/01+)                                 1,365                  1,454
             --------------------------------------------------------------------------------------------------
          Siena College, 5.75%, 7/1/26 (MBIA Insured)                            2,000                  2,004
          -----------------------------------------------------------------------------------------------------
          State Univ. Ed. Fac., 7.50%, 5/15/11                                   2,300                  2,663
          -----------------------------------------------------------------------------------------------------
          Westchester County Court Fac.
             5.25%, 8/1/14                                                       2,500                  2,467
             --------------------------------------------------------------------------------------------------
             5.25%, 8/1/16                                                       4,250                  4,138
      ---------------------------------------------------------------------------------------------------------
      Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 *                       1,850                  1,840
      ---------------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                                        Par                    Value
------------------------------------------------------------------------------------------------------
                                                                               In thousands
      Huntington Housing Auth.
          Gurwin Jewish Senior Residences
             6.00%, 5/1/29                                        $   1,000                $     950
      ------------------------------------------------------------------------------------------------
      Long Island Power Auth., 5.25%, 12/1/26                         5,000                    4,612
      ------------------------------------------------------------------------------------------------
      Metropolitan Transportation Auth.
             4.75%, 7/1/26 (FGIC Insured)                             3,000                    2,578
             -----------------------------------------------------------------------------------------
             5.25%, 4/1/14 (FGIC Insured)                             4,540                    4,467
             -----------------------------------------------------------------------------------------
          Commuter Fac.
             5.00%, 7/1/11 (AMBAC Insured)                            2,000                    1,965
             -----------------------------------------------------------------------------------------
             5.625%, 7/1/27 (MBIA Insured)                            2,000                    1,984
             -----------------------------------------------------------------------------------------
          Service Contract, 5.50%, 7/1/13                             1,510                    1,494
          --------------------------------------------------------------------------------------------
          Transportation Fac.
             5.875%, 7/1/27 (MBIA Insured)                            2,300                    2,333
      ------------------------------------------------------------------------------------------------
      Mount Sinai Union Free School Dist., GO
             6.20%, 2/15/17 (AMBAC Insured)                           1,025                    1,112
             -----------------------------------------------------------------------------------------
             6.20%, 2/15/18 (AMBAC Insured)                             515                      559
      ------------------------------------------------------------------------------------------------
      Nassau County, GO
             6.50%, 11/1/13 (FGIC Insured)
             (Prerefunded 11/1/04+)                                   1,500                    1,677
      ------------------------------------------------------------------------------------------------
      Nassau County IDA
          Hofstra Univ.
             4.75%, 7/1/28 (MBIA Insured)                             2,500                    2,137
             -----------------------------------------------------------------------------------------
             6.90%, 1/1/14                                              350                      393
             -----------------------------------------------------------------------------------------
             6.90%, 1/1/15                                              375                      421
      ------------------------------------------------------------------------------------------------
      New Rochelle, GO
             6.25%, 3/15/17 (MBIA Insured)                              375                      389
             -----------------------------------------------------------------------------------------
             6.25%, 3/15/18 (MBIA Insured)                              400                      414
             -----------------------------------------------------------------------------------------
             6.25%, 3/15/19 (MBIA Insured)                              425                      440
      ------------------------------------------------------------------------------------------------
      New York City, GO
             5.25%, 8/1/15                                            2,500                    2,396
             -----------------------------------------------------------------------------------------
             5.25%, 8/1/21                                            2,500                    2,316
             -----------------------------------------------------------------------------------------
             5.75%, 10/15/13                                          1,100                    1,118
             -----------------------------------------------------------------------------------------
             5.875%, 3/15/12                                          2,345                    2,412
             -----------------------------------------------------------------------------------------
             6.00%, 8/1/12                                            1,000                    1,033
             -----------------------------------------------------------------------------------------
             6.25%, 8/1/09                                            1,750                    1,878
             -----------------------------------------------------------------------------------------
             7.625%, 2/1/14 (Prerefunded 2/1/02+)                       500                      545
             -----------------------------------------------------------------------------------------
             7.75%, 8/15/15                                              35                       37
             -----------------------------------------------------------------------------------------
             7.75%, 8/15/15 (Prerefunded 8/15/01+)                       55                       60
      ------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                                     Par                   Value
--------------------------------------------------------------------------------------------------
                                                                           In thousands
     New York City Health and Hosp.
         Health System Bonds
            5.25%, 2/15/17 (AMBAC Insured)                        $1,500                  $1,393
     ---------------------------------------------------------------------------------------------
     New York City Housing Dev., Brittany Dev.
            VRDN (Currently 3.25%) *                               1,000                   1,000
     ---------------------------------------------------------------------------------------------
     New York City IDA
         American Airlines, 5.40%, 7/1/20 *                        1,500                   1,382
         -----------------------------------------------------------------------------------------
         British Airways, 5.25%, 12/1/32 *                         3,500                   3,067
         -----------------------------------------------------------------------------------------
         Brooklyn Navy Yard Cogeneration
            5.65%, 10/1/28 *                                       2,500                   2,331
            --------------------------------------------------------------------------------------
         Horace Mann School
            4.90%, 7/1/13 (MBIA Insured)                           1,320                   1,230
            --------------------------------------------------------------------------------------
         Nightingale Bamford School, 5.85%, 1/15/20                1,410                   1,419
         -----------------------------------------------------------------------------------------
         Terminal One Group Assoc., 6.00%, 1/1/19 *                2,500                   2,531
         -----------------------------------------------------------------------------------------
         USTA National Tennis Center
            6.375%, 11/15/14 (FSA Insured)                         1,000                   1,075
     ---------------------------------------------------------------------------------------------
     New York City Municipal Water Fin. Auth.
         Water and Sewer
            VRDN (Currently 2.70%) (FGIC Insured)                  1,000                   1,000
            --------------------------------------------------------------------------------------
            5.00%, 6/15/17 (FGIC Insured)                          2,000                   1,853
            --------------------------------------------------------------------------------------
            5.25%, 6/15/29 (FGIC Insured)                          3,000                   2,799
            --------------------------------------------------------------------------------------
            5.875%, 6/15/26                                        5,000                   5,023
     ---------------------------------------------------------------------------------------------
     New York City Transitional Fin. Auth.
            VRDN (Currently 2.70%)                                 4,000                   4,000
            --------------------------------------------------------------------------------------
         Future Tax
            VRDN (Currently 3.25%)                                 1,300                   1,300
            --------------------------------------------------------------------------------------
            5.125%, 8/15/21                                        5,000                   4,619
     ---------------------------------------------------------------------------------------------
     New York State, GO
            7.125%, 11/15/16 (Prerefunded 11/15/00+)                 500                     529
     ---------------------------------------------------------------------------------------------
     New York State Energy Research and Dev.
         Consolidated Edison
            VRDN (Currently 3.20%) *                               2,000                   2,000
            --------------------------------------------------------------------------------------
         Lilco Project, 5.15%, 3/1/16 (MBIA Insured)               2,190                   2,077
     ---------------------------------------------------------------------------------------------
     New York State Environmental Fac., PCR
         New York City Municipal Water, 7.50%, 6/15/12               500                     523
         -----------------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                         Par                     Value
--------------------------------------------------------------------------------------------------------
                                                                                In thousands
     New York State Environmental Fac., PCR
         State Water Revolving Fund
            5.75%, 6/15/12                                           $ 1,000                   $ 1,044
            --------------------------------------------------------------------------------------------
            6.90%, 5/15/15                                               480                       533
            --------------------------------------------------------------------------------------------
            6.90%, 11/15/15                                              750                       832
     ---------------------------------------------------------------------------------------------------
     New York State Housing Fin. Agency
         Service Contract Obligations
            7.375%, 9/15/21 (Prerefunded 3/15/02+)                       150                       164
            --------------------------------------------------------------------------------------------
         State Univ. Construction
            8.00%, 5/1/11 (Escrowed to Maturity)                       1,000                     1,230
     ---------------------------------------------------------------------------------------------------
     New York State Local Gov't. Assistance
            5.00%, 4/1/21                                              2,540                     2,321
            --------------------------------------------------------------------------------------------
            5.00%, 4/1/23                                              3,000                     2,697
            --------------------------------------------------------------------------------------------
            6.00%, 4/1/14                                              2,000                     2,122
     ---------------------------------------------------------------------------------------------------
     New York State Medical Care Fac.
         Hospital and Nursing
            6.125%, 2/15/14 (Prerefunded 2/15/04+)                       140                       150
            --------------------------------------------------------------------------------------------
         Mental Health Services
            6.375%, 8/15/10 (FGIC Insured)                                 5                         5
            --------------------------------------------------------------------------------------------
            6.375%, 8/15/10 (FGIC Insured)
            (Prerefunded 2/15/02+)                                       445                       475
            --------------------------------------------------------------------------------------------
         New York Hosp.
            6.50%, 8/15/29 (AMBAC Insured)
            (Prerefunded 2/15/05+)                                     2,000                     2,214
     ---------------------------------------------------------------------------------------------------
     New York State Mortgage Agency
         Homeowner Mortgage
            5.40%, 4/1/29 *                                            1,500                     1,382
            --------------------------------------------------------------------------------------------
            6.40%, 4/1/27 *                                              980                     1,022
            --------------------------------------------------------------------------------------------
            7.50%, 4/1/26 *                                            3,245                     3,455
            --------------------------------------------------------------------------------------------
            7.75%, 4/1/16                                                500                       515
     ---------------------------------------------------------------------------------------------------
     New York State Thruway Auth.
         Highway and Bridge
            5.25%, 4/1/12 (FGIC Insured)                              10,000                     9,954
     ---------------------------------------------------------------------------------------------------
     New York State Urban Dev.
         Correctional Capital Fac.
            5.00%, 1/1/13                                              2,500                     2,355
            --------------------------------------------------------------------------------------------
            7.00%, 1/1/21 (Prerefunded 1/1/02+)                          500                       540
            --------------------------------------------------------------------------------------------
         Sr. Lien, 5.375%, 7/1/22                                      5,500                     5,226
     ---------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                                                 Par                Value
-----------------------------------------------------------------------------------------------------------
                                                                                       In thousands
      Niagara County, GO
          Environmental Infrastructure
             5.25%, 8/15/14 (MBIA Insured)                                 $     435            $     427
             ----------------------------------------------------------------------------------------------
             5.25%, 8/15/15 (MBIA Insured)                                       335                  327
      -----------------------------------------------------------------------------------------------------
      Niagara Frontier Transportation Airport Auth.
          Greater Buffalo Int'l. Airport
             6.125%, 4/1/14 (AMBAC Insured) *                                  1,385                1,424
      -----------------------------------------------------------------------------------------------------
      North Hempstead, GO, 4.75%, 1/15/18 (FGIC Insured)                       1,750                1,560
      -----------------------------------------------------------------------------------------------------
      Nyack Union Free School Dist., GO
             5.25%, 12/15/12 (FGIC Insured)                                    1,310                1,307
             ----------------------------------------------------------------------------------------------
             5.25%, 12/15/13 (FGIC Insured)                                    1,290                1,281
             ----------------------------------------------------------------------------------------------
             5.25%, 12/15/15 (FGIC Insured)                                      550                  541
      -----------------------------------------------------------------------------------------------------
      Oneida County IDA
          St. Elizabeth Medical Center
             5.50%, 12/1/10                                                      500                  477
             ----------------------------------------------------------------------------------------------
             5.625%, 12/1/09                                                   1,000                  963
             ----------------------------------------------------------------------------------------------
             5.75%, 12/1/19                                                    1,600                1,490
      -----------------------------------------------------------------------------------------------------
      Onondaga County IDA, Community General Hosp.
             6.625%, 1/1/18                                                      450                  459
      -----------------------------------------------------------------------------------------------------
      Port Auth. of New York and New Jersey
             5.00%, 10/1/22                                                    1,000                  920
             ----------------------------------------------------------------------------------------------
             5.50%, 9/1/12 (MBIA Insured) *                                      900                  907
             ----------------------------------------------------------------------------------------------
             5.875%, 7/1/11 *                                                  1,000                1,038
             ----------------------------------------------------------------------------------------------
             6.125%, 6/1/94                                                    1,000                1,068
             ----------------------------------------------------------------------------------------------
             6.50%, 10/1/01 *                                                    600                  617
             ----------------------------------------------------------------------------------------------
             6.50%, 7/15/19 (FGIC Insured) *                                   2,000                2,130
             ----------------------------------------------------------------------------------------------
             6.50%, 11/1/26 *                                                  1,500                1,562
             ----------------------------------------------------------------------------------------------
             6.75%, 4/15/26 (MBIA Insured) *                                     500                  521
             ----------------------------------------------------------------------------------------------
          Special Project, 6.75%, 10/1/11 *                                    1,000                1,079
      -----------------------------------------------------------------------------------------------------
      Rensselaer County IDA, Polytechnic Institute, 5.125%, 8/1/29             2,000                1,812
      -----------------------------------------------------------------------------------------------------
      Syracuse IDA, St. Joseph's Hosp. Health Center
             7.50%, 6/1/18 (Prerefunded 6/1/01+)                               1,000                1,074
      -----------------------------------------------------------------------------------------------------
      Triborough Bridge and Tunnel Auth., 5.50%, 1/1/17                        1,275                1,282
      -----------------------------------------------------------------------------------------------------
      Two Broadway Project
          New York City Transit Auth., MTA, COP
             5.25%, 1/1/29 (AMBAC Insured)                                     5,000                4,667
      -----------------------------------------------------------------------------------------------------

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

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                          Par                    Value
---------------------------------------------------------------------------------------------------------
                                                                                In thousands
United Nations Dev.
       5.30%, 7/1/11                                                 $    910                 $    898
       --------------------------------------------------------------------------------------------------
       5.40%, 7/1/14                                                      865                      842
---------------------------------------------------------------------------------------------------------
Westchester County IDA, Wheelabrator
       6.00%, 7/1/08 (AMBAC Insured) *                                  2,000                    2,119
---------------------------------------------------------------------------------------------------------
Western Nassau County Water Auth., Water Systems
       5.65%, 5/1/26 (AMBAC Insured)                                    1,000                      996
---------------------------------------------------------------------------------------------------------
Yonkers IDA, Civic Fac., St. Joseph Hosp.
       6.20%, 3/1/20                                                    1,000                      943
---------------------------------------------------------------------------------------------------------
Total New York (Cost $196,920)                                        197,296
                                                                     ------------------------------------

PUERTO RICO 4.6%

Puerto Rico Commonwealth Infrastructure Fin. Auth.
    Special Tax, 7.75%, 7/1/08                                            340                      344
---------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Auth.
       4.75%, 7/1/24                                                    1,965                    1,702
       --------------------------------------------------------------------------------------------------
       5.25%, 7/1/21                                                    3,000                    2,818
---------------------------------------------------------------------------------------------------------
Puerto Rico Highway and Transportation Auth.
       5.00%, 7/1/36                                                    1,000                      887
       --------------------------------------------------------------------------------------------------
       6.375%, 7/1/08 (FSA Insured)                                     1,000                    1,065
---------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Auth., GO, Gov't. Fac.
       5.00%, 7/1/27 (AMBAC Insured)                                    3,000                    2,748
---------------------------------------------------------------------------------------------------------
Total Puerto Rico (Cost $9,476)                                         9,564
                                                                     ------------------------------------

22

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                               Value
---------------------------------------------------------------------------------------
                                                                        In thousands
 Total Investments in Securities
 99.1% of Net Assets (Cost $206,396)                                    $    206,860

 Other Assets Less Liabilities                                                 1,953
                                                                       -----------------
 NET ASSETS                                                             $    208,813
                                                                       -----------------
 Net Assets Consist of:
 Accumulated net investment income - net of distributions               $          9
 Accumulated net realized gain/loss - net of distributions                    (1,888)
 Net unrealized gain (loss)                                                      464
 Paid-in-capital applicable to 19,830,075 no par shares of beneficial
 interest outstanding; unlimited number of shares authorized                 210,228
                                                                       -----------------

 NET ASSETS                                                             $    208,813
                                                                       -----------------

 NET ASSET VALUE PER SHARE                                              $      10.53
                                                                       -----------------


    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------
In thousands                                                Money Fund                Bond Fund

                                                              6 Months                 6 Months
                                                                 Ended                    Ended
                                                               8/31/99                  8/31/99
Investment Income
Interest income                                               $  1,685                 $  5,821
                                                            --------------------------------------
Expenses
 Investment management                                             189                      459
 Custody and accounting                                             47                       61
 Shareholder servicing                                              43                       82
 Legal and audit                                                     6                        7
 Prospectus and shareholder reports                                  5                       12
 Registration                                                        3                        3
 Trustees                                                            3                        3
 Miscellaneous                                                       2                        3
                                                            --------------------------------------
 Total expenses                                                    298                      630
 Expenses paid indirectly                                           (3)                      (1)
                                                            --------------------------------------
 Net expenses                                                      295                      629
                                                            --------------------------------------
Net investment income                                            1,390                    5,192
                                                            --------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                          -                   (1,777)
 Futures                                                             -                       77
                                                            --------------------------------------
 Net realized gain (loss)                                            -                   (1,700)
Change in net unrealized gain or loss on securities                  -                  (11,947)
                                                            --------------------------------------
Net realized and unrealized gain (loss)                              -                  (13,647)
                                                            --------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $  1,390                 $ (8,455)
                                                            --------------------------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
In thousands                                                       Money Fund                                 Bond Fund
                                                6 Months                 Year            6  Months                 Year
                                                   Ended                Ended                Ended                Ended
                                                 8/31/99              2/28/99              8/31/99              2/28/99
  Increase (Decrease) in Net Assets
  Operations
   Net investment income                       $   1,390            $   2,831            $   5,192            $   9,258
   Net realized gain (loss)                            -                    -               (1,700)               1,883
   Change in net unrealized
   gain or loss                                        -                    -              (11,947)                 245
                                              ----------------------------------------------------------------------------
   Increase (decrease) in
   net assets from operations                      1,390                2,831               (8,455)              11,386
                                              ----------------------------------------------------------------------------
  Distributions to shareholders
   Net investment income                          (1,390)              (2,831)              (5,192)              (9,258)
   Net realized gain                                   -                    -                 (197)              (2,765)
                                              ----------------------------------------------------------------------------
   Decrease in net assets from
   distributions                                  (1,390)              (2,831)              (5,389)             (12,023)
                                              ----------------------------------------------------------------------------

  Capital share transactions*
   Shares sold                                    37,379               87,072               34,182               69,913
   Distributions reinvested                        1,348                2,735                4,282                9,548
   Shares redeemed                               (37,760)             (79,021)             (31,817)             (40,207)
                                              ----------------------------------------------------------------------------
   Increase (decrease) in
   net assets from capital
   share transactions                                967               10,786                6,647               39,254
                                              ----------------------------------------------------------------------------
  Net Assets
  Increase (decrease)
  during period                                      967               10,786               (7,197)              38,617
  Beginning of period                            106,119               95,333              216,010              177,393
                                              ----------------------------------------------------------------------------

  End of period                                $ 107,086            $ 106,119            $ 208,813            $ 216,010
                                              ----------------------------------------------------------------------------
* Share information
   Shares sold                                    37,379               87,072                3,107                6,222
   Distributions reinvested                        1,348                2,735                  393                  850
   Shares redeemed                               (37,760)             (79,021)              (2,913)              (3,582)
                                              ----------------------------------------------------------------------------
   Increase (decrease)
   in shares outstanding                             967               10,786                  587                3,490

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 1999


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The New York Tax-Free Money Fund (the Money
Fund) and the New York Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on August 28, 1986.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce each fund's custody charges.

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------



NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities for the Bond Fund, other than short-term securities, aggregated $82,490,000 and $81,027,000, respectively, for the six months ended August 31, 1999.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 1999, the Money Fund had capital loss carryforwards for federal income tax purposes of $2,000, all of which expires in 2005. The Money Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At August 31, 1999, the costs of investments for the Money and Bond Funds for federal income tax purposes was substantially the same as for financial reporting and totaled $108,553,000 and $206,396,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Bond Fund, net unrealized gain aggregated $464,000 at period-end, of which $4,878,000 related to appreciated investments and $4,414,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $34,000 and $75,000 were payable at August 31, 1999 by the Money Fund and Bond Fund, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At August 31, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001, which would cause

T. ROWE PRICE NEW YORK TAX-FREE FUNDS
--------------------------------------------------------------------------------



the Money Fund's ratio of total expenses to average net assets to exceed 0.55%. Pursuant to this agreement, $39,000 of management fees were not accrued by the Money Fund for the six months ended August 31, 1999. Additionally, $177,000 of unaccrued fees and expenses related to a previous expense limitation are subject to reimbursement through February 28, 2001. Subject to shareholder approval, the Money Fund may reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Money Fund's ratio of total expenses to average net assets to exceed 0.55%.

In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $69,000 and $102,000, respectively, for the six months ended August 31, 1999, of which $13,000 and $20,000, respectively, were payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION



KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement  Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week

By touch-tone telephone

Tele*Access 1-800-638-2587

By Account Access on the Internet

www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site


Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           C04-051  8/31/99